Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Issued Capital Gross [Member]	Issuance Cost [Member]	Capital Reserve Capital Transactions And Treasury Shares [Member]	Cumulative Translation Adjustment [Member]	Cash Flow Hedge Highly Probable Future Exports [Member]	Actuarial Gains Losses On Defined Benefit Pension Plans [Member]	Other Comprehensive Income Loss And Deemed Cost [Member]	Profit Reserve [Member]	Retained earnings [member]	Equity Attributable To Shareholders Of Petrobras [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2023	$ 107,380	$ (279)	$ 410	$ (73,004)	$ (12,020)	$ (15,879)	$ (666)	$ 72,641		$ 78,583	$ 392	$ 78,975
IfrsStatementLineItems [Line Items]
Treasury shares			(381)							(381)		(381)
Capital transactions											126	126
Net income									4,438	4,438	42	4,480
Other comprehensive income (loss)				(1,923)	(4,853)	1,265	(159)			(5,670)	(59)	(5,729)
Expired unclaimed dividends									8	8		8
Appropriations:
Dividends								(7,178)	(2,615)	(9,793)	(38)	(9,831)
Ending balance, value at Jun. 30, 2024	107,380	(279)	29	(74,927)	(16,873)	(14,614)	(825)	65,463	1,831	67,185	463	67,648
Beginning balance, value at Dec. 31, 2024	107,380	(279)	29	(75,208)	(20,360)	(12,975)	(927)	61,446		59,106	244	59,350
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares			1,116					(1,116)
Capital transactions											156	156
Net income									10,708	10,708	44	10,752
Other comprehensive income (loss)				316	6,286	1	232			6,835	46	6,881
Expired unclaimed dividends									49	49		49
Appropriations:
Dividends								(1,477)	(2,063)	(3,540)	(20)	(3,560)
Ending balance, value at Jun. 30, 2025	$ 107,380	$ (279)	$ 1,145	$ (74,892)	$ (14,074)	$ (12,974)	$ (695)	$ 58,853	$ 8,694	$ 73,158	$ 470	$ 73,628